Share based payments - Share-based expense by award type (Details) - GBP (£) £ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	£ 10,113	£ 3,374	£ 23,799	£ 6,523
Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	5,758	2,458	14,619	5,442
Performance share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	1,705	0	2,528	0
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	142	0	279	0
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	1,581	335	3,000	500
Clawback shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	£ 927	£ 581	£ 3,373	£ 581